Warrant liability (Details) - $ / shares		12 Months Ended
	Dec. 09, 2010	Dec. 31, 2015
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Warrants Issued During Period	500,000
Warrants, Exercise Price Per Share	$ 3.25
Warrants Expiration Term	5 years
Warrants Expiration Date		Dec. 14, 2015
Warrant Liability, Period to Determine Volatility Rate		30 days
Expected Volitility, Maximum Rate		70.00%